Costs and expenses by nature: (Tables)	12 Months Ended
Dec. 31, 2022
Costs and expenses by nature:
Schedule of general and administrative expense

	Year ended December 31,
	2020		2021		2022
Short term benefits	Ps.	1,039,883	Ps.	1,167,302	Ps.	1,235,765
Electric power		382,026		419,909		544,397
Maintenance and conservation		447,884		611,274		596,043
Professional fees		251,621		225,321		227,817
Insurance and bonds		127,750		227,342		151,041
Surveillance services		275,206		294,807		329,414
Cleaning services		207,599		209,447		263,177
Technical assistance (Note 14.4)		175,615		391,698		643,891
Right of use of assets under concession (DUAC) (1)		535,379		948,062		1,424,066
Amortization and depreciation of intangible assets, furniture and equipment		1,934,766		1,993,342		2,059,237
Consumption of commercial items		169,298		333,192		489,244
Construction services (Note 3.1.3)		3,657,086		3,146,166		2,692,694
Termination benefits (Note 17.17)		2,382		2,866		4,343
Employees’ statutory profit sharing		3,115		84,670		104,731
Impairment of accounts receivable (Note 6)		154,417		9,331		9,681
Other		143,409		62,258		186,424

Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	9,507,436	Ps.	10,126,987	Ps.	10,961,965
(1)

As of December 31, 2020, 2021 and 2022, respectively, Ps.254,337, Ps.476,536 and Ps.733,168, respectively, correspond to the consideration paid for the concessions in Mexico, equivalent to 5% of the gross profits of each concession. Ps.149,602, Ps.308,638 and Ps.504,953 correspond to the consideration of the Airplan concession equivalent to 19% of gross profits. Ps.131,440, Ps.162,888 and Ps.185,945, for the consideration of the Aerostar concession at 5% of the airport’s gross profits.